Capitalized Software Development Costs (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Capitalized Computer Software, Net [Abstract]
Summary of Capitalized Software Development Costs and Acquired Software Technology	Capitalized software development costs and acquired software technology are summarized as follows (in thousands):

	March 31, 2022	December 31, 2021
Capitalized software development costs, gross	$397,447	$385,384
Less, accumulated depreciation	(292,527)	(276,533)

Capitalized software development costs, net	$104,920	$108,851

Capitalized software development costs and acquired software technology are summarized as follows (in thousands):

	As of December 31,
	2021	2020

Capitalized software development costs, gross	$385,384	$339,082
Less accumulated amortization	(276,533)	(215,052)

Capitalized software development costs, net	$108,851	$124,030